Supplement to the currently effective Statement of Additional Information for each of the listed funds:
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Scudder California Tax-Free Income Fund
Scudder New York Tax-Free Income Fund


The following supplements information in each of the Fund's Statement of Additional Information regarding the purchase and redemption of shares:

Fees generally charged to IRA accounts will be charged to accounts of employees and directors.








August 28, 2002





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